Income Taxes (Schedule of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Domestic	$ (635,721)	$ 25,903	$ (13,391)
Foreign	(748,110)	(180,621)	(15,990)
Loss before income taxes	$ (1,383,831)	$ (154,718)	$ (29,381)